Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.1%)
Cable One, Inc.	6,502	8,158
Rosetta Stone, Inc. *	119,459	2,078
Scholastic Corp.	51,634	1,950

Total		12,186

Consumer Discretionary (9.0%)
Aaron’s, Inc.	117,755	7,567
American Public Education, Inc. *	51,292	1,146
Cavco Industries, Inc. *	27,364	5,256
Culp, Inc.	90,909	1,482
Dorman Products, Inc. *	55,033	4,377
Express, Inc. *	165,187	568
Garrett Motion, Inc. *	191,011	1,903
LCI Industries	35,269	3,240
Lumber Liquidators Holdings, Inc. *	79,042	780
Marriott Vacations Worldwide Corp.	17,681	1,832
Monro Muffler Brake, Inc.	35,963	2,841
Papa John’s International, Inc.	4,014	210
Pool Corp.	33,904	6,839
Red Robin Gourmet Burgers, Inc. *	41,259	1,372
Steven Madden, Ltd.	118,284	4,233
Strategic Education, Inc.	44,859	6,096
Visteon Corp. *	22,800	1,882

Total		51,624

Consumer Staples (2.8%)
Grocery Outlet Holding Corp. *	19,403	673
The Hain Celestial Group, Inc. *	26,400	567
Nomad Foods, Ltd. *	371,805	7,622
Post Holdings, Inc. *	40,438	4,280
The Simply Good Foods Co. *	106,811	3,096

Total		16,238

Energy (5.4%)
Apergy Corp. *	79,867	2,160
Cactus, Inc. *	61,559	1,782
Delek US Holdings, Inc.	30,600	1,111
Dril-Quip, Inc. *	31,700	1,591
Frank’s International NV *	255,624	1,214
International Seaways, Inc. *	157,210	3,028
Jagged Peak Energy, Inc. *	172,331	1,251
Keane Group, Inc. *	373,386	2,263

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Energy continued
Kimbell Royalty Partners LP	83,237	1,224
Kosmos Energy, Ltd.	302,103	1,885
Liberty Oilfield Services, Inc.	63,800	691
Magnolia Oil & Gas Corp. *	170,700	1,895
Matador Resources Co. *	162,441	2,685
REX American Resources Corp. *	36,321	2,772
TETRA Technologies, Inc. *	1,013,604	2,037
WPX Energy, Inc. *	349,158	3,698

Total		31,287

Financials (27.3%)
Assured Guaranty, Ltd.	33,374	1,484
Atlantic Capital Bancshares, Inc. *	84,145	1,459
Axis Capital Holdings, Ltd.	22,045	1,471
BankUnited, Inc.	180,468	6,067
BOK Financial Corp.	33,956	2,688
Capstead Mortgage Corp.	320,234	2,354
CBOE Holdings, Inc.	12,891	1,481
CenterState Bank Corp.	155,269	3,724
Columbia Banking System, Inc.	146,209	5,395
Conyers Park II Acquisition Corp. *	77,852	828
CrossFirst Bankshares, Inc. *	72,322	1,035
East West Bancorp, Inc.	65,820	2,915
Employers Holdings, Inc.	58,681	2,557
FB Financial Corp.	93,674	3,517
Glacier Bancorp, Inc.	110,489	4,470
Green Dot Corp. - Class A *	46,546	1,175
HarborOne Bancorp, Inc.	225,200	2,267
Hercules Capital, Inc.	235,775	3,152
Heritage Commerce Corp.	136,985	1,610
Heritage Financial Corp. of Washington	88,517	2,386
Home BancShares, Inc.	459,818	8,642
Hope Bancorp, Inc.	200,698	2,878
Houlihan Lokey, Inc.	82,946	3,741
Howard Bancorp, Inc. *	99,599	1,662
James River Group Holdings, Ltd.	11,300	579

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Live Oak Bancshares, Inc.	70,095	1,269
Main Street Capital Corp.	59,593	2,575
Meridian Bancorp, Inc.	189,119	3,546
National Bank Holding Corp. - Class A	132,869	4,543
Origin Bancorp, Inc.	60,288	2,034
Palomar Holdings, Inc. *	21,931	865
PCSB Financial Corp.	102,327	2,046
PDL Community Bancorp *	104,545	1,470
PennyMac Financial Services, Inc. *	157,772	4,793
PennyMac Mortgage Investment Trust	96,407	2,143
Pinnacle Financial Partners, Inc.	89,954	5,105
Popular, Inc.	79,356	4,292
ProAssurance Corp.	87,262	3,514
Prosperity Bancshares, Inc.	64,477	4,554
Radian Group, Inc.	204,935	4,681
Redwood Trust, Inc.	127,634	2,094
Safety Insurance Group, Inc.	25,844	2,619
SLM Corp.	33,600	297
State Auto Financial Corp.	102,823	3,330
Sterling Bancorp, Inc.	131,911	1,287
SVB Financial Group *	6,096	1,274
Texas Capital Bancshares, Inc. *	58,442	3,194
TowneBank	194,894	5,419
Virtus Investment Partners, Inc.	18,851	2,084
Webster Financial Corp.	94,896	4,448
Western Alliance Bancorporation	74,737	3,444
Wintrust Financial Corp.	45,736	2,956
WSFS Financial Corp.	172,996	7,629

Total		157,042

Health Care (6.5%)
10X Genomics, Inc. *	4,157	209
Atrion Corp.	7,023	5,472
Avanos Medical, Inc. *	103,916	3,893
Cara Therapeutics, Inc. *	49,553	906
Ensign Group, Inc.	82,337	3,905
Envista Holdings Corp. *	93,390	2,604
Health Catalyst, Inc. *	12,704	402
Mesa Laboratories, Inc.	11,200	2,663

Small Cap Value Portfolio

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Molina Healthcare, Inc. *	12,443	1,365
Momenta Pharmaceuticals, Inc. *	122,153	1,583
Phreesia, Inc. *	29,090	705
Quidel Corp. *	71,056	4,359
Radius Health, Inc. *	30,400	783
Select Medical Holdings Corp. *	231,926	3,843
Ultragenyx Pharmaceutical, Inc. *	8,903	381
West Pharmaceutical Services, Inc.	23,126	3,280
Xencor, Inc. *	35,754	1,206

Total		37,559

Industrials (14.1%)
Aegion Corp. *	236,417	5,055
Beacon Roofing Supply, Inc. *	71,228	2,388
Blue Bird Corp. *	92,327	1,758
Brady Corp. - Class A	52,600	2,790
The Brink’s Co.	22,737	1,886
CIRCOR International, Inc. *	97,557	3,663
Clarivate Analytics PLC *	86,587	1,461
Cubic Corp.	75,638	5,327
ESCO Technologies, Inc.	62,391	4,964
FTI Consulting, Inc. *	67,505	7,155
Genesee & Wyoming, Inc. - Class A *	12,839	1,419
Helios Technologies, Inc.	76,395	3,099
Huron Consulting Group, Inc. *	31,204	1,914
Kirby Corp. *	28,276	2,323
Landstar System, Inc.	59,050	6,648
McGrath RentCorp	61,059	4,249
MSA Safety, Inc.	23,956	2,614
Parsons Corp. *	52,369	1,727
RBC Bearings, Inc. *	15,704	2,606
SPX Corp. *	14,500	580
Stericycle, Inc. *	59,069	3,008
Thermon Group Holdings, Inc. *	83,548	1,920
Triumph Group, Inc.	301,702	6,903
Universal Forest Products, Inc.	112,911	4,503
Universal Logistics Holdings, Inc.	66,884	1,557

Total		81,517

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Information Technology (9.2%)
Belden, Inc.	175,270	9,349
Cabot Microelectronics Corp.	36,110	5,099
Ceridian HCM Holding, Inc. *	73,641	3,636
Cision, Ltd. *	134,067	1,031
CloudFlare, Inc. *	84,315	1,566
Conduent, Inc. *	155,127	965
Entegris, Inc.	48,648	2,289
GTT Communications, Inc. *	95,100	896
Harmonic, Inc. *	697,470	4,589
i3 Verticals, Inc. *	89,300	1,797
Knowles Corp. *	243,380	4,950
Littelfuse, Inc.	44,498	7,890
MaxLinear, Inc. - Class A *	123,443	2,763
Q2 Holdings, Inc. *	9,205	726
RealPage, Inc. *	27,318	1,717
Rudolph Technologies, Inc. *	58,239	1,535
Semtech Corp. *	9,115	443
Zendesk, Inc. *	24,264	1,768

Total		53,009

Materials (4.2%)
American Vanguard Corp.	99,465	1,561
Balchem Corp.	6,400	635
Carpenter Technology Corp.	87,181	4,504
Clearwater Paper Corp. *	91,721	1,937
Constellium NV - Class A *	254,578	3,236
Minerals Technologies, Inc.	55,724	2,958
Myers Industries, Inc.	228,111	4,026
Quaker Chemical Corp.	17,015	2,691
Reliance Steel & Aluminum Co.	28,023	2,793

Total		24,341

Real Estate (10.7%)
Acadia Realty Trust	82,640	2,362
American Campus Communities, Inc.	63,677	3,062
Cedar Realty Trust, Inc.	917,169	2,751
Douglas Emmett, Inc.	57,515	2,463
EastGroup Properties, Inc.	38,918	4,866
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	136,287	3,973
Healthcare Realty Trust, Inc.	154,988	5,192
JBG SMITH Properties	124,229	4,871
Kilroy Realty Corp.	36,931	2,877
Potlatch Corp.	109,990	4,519

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
PS Business Parks, Inc.	29,060	5,287
QTS Realty Trust, Inc.	17,588	904
Saul Centers, Inc.	57,739	3,147
The St. Joe Co. *	203,797	3,491
Sunstone Hotel Investors, Inc.	281,623	3,869
Terreno Realty Corp.	127,139	6,496
Washington Real Estate Investment Trust	57,011	1,560

Total		61,690

Utilities (6.6%)
Atmos Energy Corp.	9,724	1,108
California Water Service Group	57,138	3,024
Chesapeake Utilities Corp.	72,378	6,899
MGE Energy, Inc.	33,524	2,678
NorthWestern Corp.	16,000	1,201
ONE Gas, Inc.	77,191	7,419
PNM Resources, Inc.	150,750	7,851
Portland General Electric Co.	51,764	2,918
RGC Resources, Inc.	26,622	778
Southwest Gas Holdings, Inc.	46,012	4,189

Total		38,065

Total Common Stocks (Cost: $437,843)		564,558

Short-Term Investments (1.4%)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880% #	7,932,774	7,933

Total		7,933

Total Short-Term Investments (Cost: $7,933)		7,933

Total Investments (99.3%) (Cost: $445,776)@		572,491

Other Assets, Less Liabilities (0.7%)		3,845

Net Assets (100.0%)		576,336

Small Cap Value Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $445,776 and the net unrealized appreciation of investments based on that cost was $126,715 which is comprised of $155,469 aggregate gross unrealized appreciation and $28,754 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$564,558	$—	$—
Short-Term Investments	7,933	—	—

Total Assets:	$572,491	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

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